Equity (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Line Items]
Share capital authorized	423,868,449	423,868,449
Nominal value per share (in Nuevos Soles per share)	S/ 1	S/ 1
Number of investment shares acquired	36,040,497	36,040,497
Value of investment shares acquired (in Nuevos Soles)	S/ 121,258,000	S/ 121,258,000
Additional capital (in Nuevos Soles)	S/ 432,779,000	S/ 432,779,000
Distributable earnings, percentage	10.00%	10.00%
Percentage of capital	20.00%	20.00%
Dividends payable (in Nuevos Soles)	S/ 11,823,000	S/ 11,097,000
New York Stock Exchange [Member]
Equity [Line Items]
Total outstanding shares	35,458,546	34,103,766
Lima Stock Exchange [Member]
Equity [Line Items]
Total outstanding shares	388,409,903	389,764,683
Number of investment shares acquired	927,783	927,783
Issuance of common shares	111,484,000	111,484,000
Investment Shares [Member]
Equity [Line Items]
Investment shares subscribed and fully paid	40,278,894	40,278,894